Shareholders' contributions (Tables)	12 Months Ended
Dec. 31, 2025
Statement of changes in equity [abstract]
Schedule of Share Capital

	Number of shares	Share capital and share premium
At January 1, 2023	111,382	960,242
Employee share options exercised (Note 23) (1)	—	236
Restricted shares granted and units vested (Note 23)	—	7,528
Purchase of own shares	—	(22,123)
Dividends paid to shareholders	—	(35,000)
At December 31, 2023	111,382	910,883
Employee share options exercised (Note 23) (1)	—	115
Restricted shares granted and units vested (Note 23)	—	7,540
Purchase of own shares	—	(57,066)
Dividends paid to shareholders	—	(35,000)
At December 31, 2024	111,382	826,472
Reduction of issued share capital of the company	(6,000)	(9,000)
Issue of shares in December, 2025	42,490	303,687
Employee share options exercised (Note 23) (1)	—	52
Restricted shares granted (Note 23)	—	20,311
Purchase of own shares	—	(8,623)
Dividends provided for and paid to mayor shareholders	—	(35,000)
At December 31, 2025	147,872	1,097,899

(1)Treasury shares were used to settle these options, units and grants.